Prepayments, Deposits And Other Receivables - Summary of prepayments, deposits and other receivables (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Prepayments	$ 35,085,959	$ 27,301,254
Deposits	451,593	451,759
Other receivables	903,420	5,590,846
Current prepayments and other current assets	$ 36,440,972	$ 33,343,859